Average Annual Total Returns		12 Months Ended	60 Months Ended	107 Months Ended	120 Months Ended	182 Months Ended
	Sep. 30, 2026	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Class A
Prospectus [Line Items]
Average Annual Return, Percent		(1.27%)	(0.21%)		1.54%	2.53%
Performance Inception Date	Nov. 01, 2010
Class C
Prospectus [Line Items]
Average Annual Return, Percent		0.82%	(0.20%)		1.30%	2.34%
Performance Inception Date	Nov. 01, 2010
Class F-1
Prospectus [Line Items]
Average Annual Return, Percent		2.48%	0.49%		1.88%	2.72%
Performance Inception Date	Nov. 01, 2010
Class F-2
Prospectus [Line Items]
Average Annual Return, Percent		2.75%	0.73%		2.09%	2.92%
Performance Inception Date	Nov. 01, 2010
Class F-2 | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		2.75%	0.69%		2.07%
Class F-2 | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		3.02%	1.20%		2.24%
Class F-3
Prospectus [Line Items]
Average Annual Return, Percent		2.87%	0.84%	2.37%
Performance Inception Date	Jan. 27, 2017
Bloomberg Municipal Bond Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)
Prospectus [Line Items]
Average Annual Return, Percent		4.25%	0.80%		2.34%	3.03%
Bloomberg New York Municipal Index (reflects no deductions for sales charges, account fees or U.S. federal income taxes)
Prospectus [Line Items]
Average Annual Return, Percent		3.69%	0.81%		2.20%	2.87%